REVENUE INFORMATION - Changes in the contract assets balances (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Change in Contract with Customer, Asset [Abstract]
Gross amount at the beginning of the period	¥ 26,781,689	¥ 18,985,847	¥ 20,021,820
Increases due to revenue recognized during the period	53,180,927	62,994,291	53,536,894
Transfers to accounts receivables during the period	(38,430,939)	(55,198,449)	(54,572,867)
Gross amount at the end of the period	41,531,677	26,781,689	18,985,847
Allowance for contract assets	(5,224,203)	(1,531,970)	(949,292)		¥ (1,001,091)
Contract assets, net	¥ 36,307,474	¥ 25,249,719	¥ 18,036,555	$ 5,564,364